united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2735

Date of fiscal year end: 12/31

Date of reporting period: 6/30/17

Item 1. Reports to Stockholders.

Al Frank

MUTUAL FUNDS

2017

Semi-Annual Report

AL FRANK FUND

Al Frank Fund
Portfolio Review (Unaudited)
June 30, 2017

Al Frank Fund

Average Annual Total Return As of 6.30.17 (1)

	Al Frank	Al Frank
	Fund -	Fund -	Russell	S&P
	Investor	Advisor	3000®	500®
	Class *	Class**	Index	Index
6 months	6.10%	6.22%	8.93%	9.34%
1 year	20.90%	21.19%	18.51%	17.90%
5 years (Annualized)	12.84%	13.11%	14.58%	14.63%
10 years (Annualized)	4.55%	4.82%	7.26%	7.18%
Since 1.2.98 inception (Annualized)	10.15%	N/A	7.00%	6.77%
Since 4.30.06 inception (Annualized)	N/A	5.42%	7.93%	7.94%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that the investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data for the most recent month-end is available at www.alfrankfunds.com. The Fund’s total annual operating expenses are 1.64% for the Investor Class and 1.39% for the Advisor Class, respectively, per the May 1, 2017 prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.51% for the Investor Class and 1.26% for the Advisor Class, respectively.

Returns reflect the reinvestment of dividends and capital gains. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graphs above do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. Performance data shown does not reflect the 2.00% redemption fee imposed on shares held 60 days or less. If it did, returns would be reduced.

*	Commencement of operations on January 2, 1998.

**	Commencement of operations on April 30, 2006.

(1)	Average Annual Total Return represents the average change in account value over the periods indicated.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies determined by total market capitalization.

The S&P 500® Index is a broad based unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic market.

Indices do not incur expenses and are not available for investment.

Al Frank Fund
Portfolio Review (Unaudited)(Continued)
June 30, 2017

Al Frank Fund

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Financials	19.50%
Information Technology	18.04%
Consumer Discretionary	17.49%
Industrials	13.42%
Health Care	11.59%
Energy	6.57%
Consumer Staples	4.59%
Materials	3.97%
Telecommunication Services	1.44%
Other, Cash & Cash Equivalents	3.39%
100.00%

Please refer to the Portfolio of Investments in this Semi-Annual Report for more detailed analysis of the Fund’s holdings.

Al Frank Fund
SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.95%
	CONSUMER DISCRETIONARY - 17.49%
	Airlines - 1.00%
16,000	Delta Air Lines, Inc.	$859,840

	Auto Manufacturers - 1.11%
22,500	General Motors Co.	785,925
6,200	Honda Motor Co Ltd. - ADR	169,818
		955,743
	Auto Parts & Equipment - 1.42%
35,000	Goodyear Tire & Rubber Co.	1,223,600

	Hotels, Restaurants & Leisure - 1.74%
13,700	Royal Caribbean Cruises Ltd.	1,496,451

	Household Durables - 3.52%
50,400	M.D.C. Holdings, Inc.	1,780,632
6,500	Whirlpool Corp.	1,245,530
		3,026,162
	Media - 3.64%
35,000	Comcast Corp. - Class A	1,362,200
16,700	Walt Disney Co.	1,774,375
		3,136,575
	Multiline Retail - 0.72%
16,000	Kohl’s Corp.	618,720

	Specialty Retail - 4.34%
71,000	American Eagle Outfitters	855,550
27,000	Coach, Inc.	1,278,180
31,000	DSW, Inc. - Class A	548,700
2,700	Foot Locker, Inc.	133,056
13,000	NIKE, Inc.	767,000
3,100	Williams-Sonoma, Inc.	150,350
		3,732,836
	Total Consumer Discretionary (Cost $9,224,139)	15,049,927

	CONSUMER STAPLES - 4.59%
	Discount Stores - 2.47%
5,200	CVS Health Corp.	418,392
11,700	Target Corp.	611,793
14,500	Wal-Mart Stores, Inc.	1,097,360
		2,127,545
	Food Products - 2.12%
27,500	Archer-Daniels-Midland Co.	1,137,950
11,000	Tyson Foods, Inc. - Class A	688,930
		1,826,880
	Total Consumer Staples (Cost $2,902,885)	3,954,425

	ENERGY - 6.57%
	Energy Equipment & Services - 0.95%
15,000	Baker Hughes, Inc.	817,650

	Marine Shipping - 1.03%
65,000	Ship Finance International Ltd. (b)	884,000

	Oil, Gas & Consumable Fuels - 3.23%
12,400	Exxon Mobil Corp.	1,001,052
28,000	HollyFrontier Corp.	769,160
20,300	Total SA - ADR	1,006,677
		2,776,889

See accompanying notes to financial statements.

Al Frank Fund
SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)(Continued)

Shares		Value
	Oilfield Services/Equipment - 1.36%
19,500	National Oilwell Varco, Inc.	$642,330
18,000	Oceaneering International, Inc.	411,120
1,800	Schlumberger Ltd.	118,512
		1,171,962
	Total Energy (Cost $5,608,693)	5,650,501

	FINANCIALS - 19.50%
	Capital Markets - 1.07%
18,000	Bank of New York Mellon Corp.	918,360

	Commercial Banks - 8.42%
31,000	BB&T Corp.	1,407,710
13,000	Capital One Financial Corp.	1,074,060
30,000	Fifth Third Bancorp.	778,800
40,500	ING Groep NV - ADR	704,295
60,000	Old National Bancorp	1,035,000
9,000	PNC Financial Services Group, Inc.	1,123,830
20,300	Wells Fargo & Co.	1,124,823
		7,248,518
	Diversified Financial Services - 2.64%
19,800	JPMorgan Chase & Co.	1,809,720
16,000	KeyCorp.	299,840
5,500	Synchrony Financial	164,010
		2,273,570
	Insurance - 5.03%
3,700	Allstate Corp.	327,228
17,000	Axis Capital Holdings Ltd. (b)	1,099,220
18,000	MetLife, Inc.	988,920
14,800	Prudential Financial, Inc.	1,600,472
2,500	Travelers Cos., Inc.	316,325
		4,332,165
	Investment Banks/Brokers - 0.42%
900	Goldman Sachs Group, Inc.	199,710
3,500	HSBC Holdings PLC - ADR	162,365
		362,075
	Real Estate Investment Trusts (REITS) - 1.92%
9,100	Digital Realty Trust, Inc.	1,027,845
19,000	Kimco Realty Corp.	348,650
13,600	Physicians Realty Trust	273,904
		1,650,399
	Total Financials (Cost $9,501,385)	16,785,087

	HEALTH CARE - 11.59%
	Biotechnology - 3.32%
9,600	Amgen, Inc.	1,653,408
2,000	Biogen Idec, Inc. (a)	542,720
9,300	Gilead Sciences, Inc.	658,254
		2,854,382
	Health Care Equipment & Supplies - 0.26%
2,500	Medtronic, Inc. (a)	221,875

	Health Care Providers & Services - 2.19%
12,400	Aetna, Inc.	1,882,692

	Pharmaceuticals - 5.82%
18,700	Abbott Laboratories	909,007
11,700	Johnson & Johnson	1,547,793
4,000	McKesson Corp.	658,160

See accompanying notes to financial statements.

Al Frank Fund
SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)(Continued)

Shares		Value
	Pharmaceuticals (continued) - 5.82%
3,000	Merck & Co., Inc.	$192,270
6,300	Pfizer, Inc.	211,617
4,000	Sanofi - ADR	191,640
4,000	Shire PLC- ADR	661,080
5,000	Zimmer Biomet Holdings, Inc.	642,000
		5,013,567
	Total Health Care (Cost $6,764,422)	9,972,516

	INDUSTRIALS - 13.42%
	Aerospace/Defense - 0.30%
1,300	The Boeing Co.	257,075

	Construction & Engineering - 3.30%
12,035	Caterpillar, Inc.	1,293,281
15,000	Fluor Corp.	686,700
30,000	Tutor PeriniCorp. (a)	862,500
		2,842,481
	Farm - 1.70%
11,810	Deere & Co.	1,459,598

	Human Resource & Employment Services - 2.13%
16,400	ManpowerGroup, Inc.	1,831,060

	Machinery - 3.17%
3,500	American Railcar Industries, Inc.	134,050
19,000	Eaton Corp. PLC	1,478,770
5,153	General Electric Co.	139,183
35,000	Trinity Industries, Inc.	981,050
		2,733,053
	Road & Rail - 2.82%
4,500	FedEx Corp.	977,985
11,900	Norfolk Southern Corp.	1,448,230
		2,426,215
	Total Industrials (Cost $7,548,976)	11,549,482

	INFORMATION TECHNOLOGY - 18.04%
	Communications Equipment - 1.82%
50,000	Cisco Systems, Inc.	1,565,000

	Computers & Peripherals - 4.09%
13,500	Apple, Inc.	1,944,270
6,000	NetApp, Inc.	240,300
34,500	Seagate Technology PLC	1,336,875
		3,521,445
	Electronic Equipment, Instruments & Components - 3.55%
15,000	AVX Corp.	245,100
15,500	Benchmark Electronics, Inc. (a)	500,650
67,000	Corning, Inc.	2,013,350
10,000	Jabil Circuit, Inc.	291,900
		3,051,000
	IT Services - 1.27%
7,100	International Business Machines Corp.	1,092,193

	Semiconductors & Semiconductor Equipment - 2.69%
47,000	Intel Corp.	1,585,780
13,200	QUALCOMM, Inc.	728,904
		2,314,684

See accompanying notes to financial statements.

Al Frank Fund
SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)(Continued)

Shares		Value
	Software - 4.62%
29,000	CA, Inc.	$999,630
26,500	Microsoft Corp.	1,826,645
23,000	Oracle Corporation	1,153,220
		3,979,495
	Total Information Technology (Cost $7,915,607)	15,523,817

	MATERIALS - 3.97%
	Chemicals - 2.51%
1,800	Agrium, Inc.	162,882
15,000	Celanese Corp. - Class A	1,424,100
25,000	The Mosaic Company	570,750
		2,157,732
	Metals & Mining - 1.46%
23,500	Newmont Mining Corp.	761,165
205,000	Yamana Gold, Inc. (b)	498,150
		1,259,315
	Total Materials (Cost $3,043,185)	3,417,047

	TELECOMMUNICATION SERVICES - 1.44%
	Diversified Telecommunication Services - 1.44%
6,000	AT&T, Inc.	226,380
36,000	Symantec Corporation	1,017,000
	Total Telecommunication Services (Cost $981,998)	1,243,380

	UTILITIES - 1.34%
	Electric Integrated - 1.34%
15,000	Entergy Corporation	1,151,550
	Total Utilities (Cost $929,380)	1,151,550

	TOTAL COMMON STOCKS (Cost $54,420,670)	84,297,732

	WARRANT - 0.0%
	Health Care Providers & Services - 0.0%
1	Healthsouth Corporation (a)	48
	Total Warrant (Cost $0)

	SHORT-TERM INVESTMENT - 2.21%
	Money Market Fund - 2.21%
1,901,038	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, to yield 0.61% (c)	1,901,038
	TOTAL SHORT-TERM INVESTMENT (Cost $1,901,038)	1,901,038

	Total Investments (Cost $56,321,708) - * 100.16%	$86,198,818
	liabilities in excess of other assets: (0.16)%	(133,989)
	NET ASSETS: 100.00%	$86,064,829

*	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $56,219,575 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$32,869,626
Unrealized Depreciation:	(2,890,383)
Net Unrealized Appreciation:	$29,979,243

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	U.S. traded security of a foreign issuer.

(c)	Rate shown is the 7-day annualized yield as of June 30, 2017.

See accompanying notes to financial statements.

Al Frank Fund

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2017 (Unaudited)

ASSETS
Investments in securities, at value (cost $56,321,708)	$86,198,818
Securities sold	313,196
Dividends and interest	105,910
Prepaid expenses	58,658
Total assets	86,676,582

LIABILITIES
Payables:
Securities purchased	362,419
Fund shares redeemed	163,080
Due to Advisor	67,967
Distribution fees	17,494
Payable to related parties	793
Total liabilities	611,753
NET ASSETS	$86,064,829

CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$81,163,115
Shares issued and outstanding (unlimited number of shares (par value $0.01) authorized)	3,287,823
Net asset value (net assets/shares outstanding), offering and redemption price per share (a)	$24.69

Advisor Class
Net assets applicable to shares outstanding	$4,901,714
Shares issued and outstanding (unlimited number of shares (par value $0.01) authorized)	198,043
Net asset value (net assets/shares outstanding), offering and redemption price per share (a)	$24.75

COMPONENTS OF NET ASSETS
Paid-in capital	$51,115,102
Undistributed net investment income	491,709
Accumulated net realized gain on investments	4,580,908
Net unrealized appreciation on investments	29,877,110
Net assets	$86,064,829

(a)	Redemption of shares held less than 60 days may be assessed a fee of 2.00%

See accompanying notes to financial statements.

Al Frank Fund

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Income
Dividends (Net of witholding taxes of $7,064)	$953,334
Interest	4,585
Total investment income	957,919
Expenses
Advisory fees	384,830
Distribution fees - Investor Class	91,343
Administration & fund accounting fees	31,719
Registration expense	20,784
Transfer agent fees and expenses	16,657
Reports to shareholders	13,894
Legal fees	11,387
Audit fees	7,099
Chief Compliance Officer fee	6,928
Trustee fees	6,094
Insurance	2,285
Non 12b-1 shareholder servicing	2,112
Custody fees	1,822
Miscellaneous	1,053
Total expenses	598,007
Less: Advisory fees waived by Advisor	(26,091)
Net expenses	571,916
Net investment income	386,003

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments	3,603,397
Net change in unrealized appreciation (depreciation) on investments	4,619,098
Net realized and unrealized gain on investments	8,222,495
Net increase in net assets resulting from operations	$8,608,498

See accompanying notes to financial statements.

Al Frank Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$386,003	$935,704
Net realized gain on investments	3,603,397	3,589,462
Net change in unrealized appreciation (depreciation) on investments	4,619,098	5,509,980
Net increase in net assets resulting from operations	8,608,498	10,035,146

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	—	(850,818)
Advisor Class	—	(42,507)
From net realized gain on investments
Investor Class	—	(2,520,455)
Advisor Class	—	(105,160)
Total distributions to shareholders	—	(3,518,940)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares (a)	5,663,640	(9,013,004)
Total increase (decrease) in net assets	14,272,138	(2,496,798)

NET ASSETS
Beginning of period	71,792,691	74,289,489
End of period	$86,064,829	$71,792,691
Undistributed net investment income	$491,709	$105,706

(a)	A summary of share transactions is as follows:

Investor Class	Six Months Ended
	June 30, 2017		Year Ended
	(Unaudited)		December 31, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	628,577	$11,413,786	83,486	$1,812,908
Shares issued on reinvestment of distributions	—	—	138,045	3,264,764
Shares redeemed*	(311,578)	(7,542,868)	(632,643)	(13,667,302)
Net increase (decrease)	316,999	$3,870,918	(411,112)	$(8,589,630)

*Net of redemption fees of		$51		$741

Advisor Class	Six Months Ended
	June 30, 2017		Year Ended
	(Unaudited)		December 31, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	97,254	$2,132,685	5,620	$110,165
Shares issued on reinvestment of distributions	—	—	6,179	146,312
Shares redeemed*	(13,955)	(339,963)	(30,315)	(679,851)
Net increase (decrease)	83,299	$1,792,722	(18,516)	$(423,374)

*Net of redemption fees of		$3		$64

See accompanying notes to financial statements.

Al Frank Fund
F I N A N C I A L H I G H L I G H T S
For a share outstanding throughout each period
Investor Class

	Six Months Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016	2015	2014		2013	2012

Net asset value, beginning of period	$23.27		$21.13	$24.67	$26.24		$22.25	$20.44

Income from investment operations:
Net investment income ^	0.12		0.29	0.24	0.28		0.26	0.38
Net realized and unrealized gain/(loss) on investments	1.30		3.03	(1.83)	1.13		7.77	3.14
Total from investment operations	1.42		3.32	(1.59)	1.41		8.03	3.52

Less distributions:
From net investment income	—		(0.30)	(0.23)	(0.31)		(0.28)	(0.42)
From net realized gain on investments	—		(0.88)	(1.69)	(2.67)		(3.76)	(1.29)
From return of capital	—		—	(0.03)	—		—	—
Total distributions	—		(1.18)	(1.95)	(2.98)		(4.04)	(1.71)

Redemption fees retained ^ #	0.00		0.00	0.00	0.00		0.00	0.00

Net asset value, end of period	$24.69		$23.27	$21.13	$24.67	(a)	$26.24	$22.25

Total return (b)	6.10	% +	15.62%	-6.32%	5.43	% (c)	37.06%	17.26%

Ratios/supplemental data:
Net assets, end of period (thousands)	$81,163		$69,119	$71,470	$86,670		$88,602	$75,557
Ratio of expenses to average net assets:
Before fee waivers	1.57	% *	1.64%	1.58%	1.57%		1.55%	1.70%
After fee waivers	1.49	% *	1.51%	1.49%	1.49%		1.49%	1.49%
Ratio of net investment income to average net assets:
Before fee waivers	0.92	% *	1.19%	0.88%	0.96%		0.95%	1.50%
After fee waivers	0.99	% *	1.33%	0.96%	1.04%		1.00%	1.71%
Portfolio turnover rate	17.63	% +	7.99%	12.38%	17.85%		18.70%	10.77%

*	Annualized.

+	Not annualized.

^	Based on average shares outstanding.

#	Amounts are less than $0.01.

(a)	The NAV and offering price shown above differs from the traded NAV on December 31, 2014 due to financial statement rounding and/or financial statement adjustments made in accordance with accounting principals generally accepted in the U.S.

(b)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable redemption fees. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(c)	Total return was calculated using the adjusted NAV on December 31, 2014.

See accompanying notes to financial statements.

Al Frank Fund
F I N A N C I A L H I G H L I G H T S
For a share outstanding throughout each period
Advisor Class

	Six Months Ended
	June 30, 2017		Year Ended December 31,
	(Unaudited)		2016		2015		2014		2013		2012

Net asset value, beginning of period	$23.30		$21.16		$24.71		$26.27		$22.27		$20.46

Income from investment operations:
Net investment income ^	0.15		0.35		0.29		0.35		0.33		0.45
Net realized and unrealized gain/(loss) on investments	1.30		3.03		(1.82)		1.14		7.78		3.13
Total from investment operations	1.45		3.38		(1.53)		1.49		8.11		3.58

Less distributions:
From net investment income	—		(0.36)		(0.30)		(0.38)		(0.35)		(0.48)
From net realized gain on investments	—		(0.88)		(1.69)		(2.67)		(3.76)		(1.29)
From return of capital	—		—		(0.03)		—		—		—
Total distributions	—		(1.24)		(2.02)		(3.05)		(4.11)		(1.77)

Redemption fees retained	0.00	^ #	0.00	^ #	0.00	^ #	0.00	^ #	0.00	^ #	—

Net asset value, end of period	$24.75		$23.30		$21.16		$24.71		$26.27		$22.27

Total return (a)	6.22	% +	15.87%		-6.09%		5.73%		37.39%		17.55%

Ratios/supplemental data:
Net assets, end of period (thousands)	$4,902		$2,673		$2,820		$4,098		$4,691		$3,592
Ratio of expenses to average net assets:
Before fee waivers	1.31	% *	1.39%		1.32%		1.32%		1.29%		1.45%
After fee waivers	1.24	% *	1.26%		1.24%		1.24%		1.24%		1.24%
Ratio of net investment income to average net assets:
Before fee waivers	1.21	% *	1.45%		1.12%		1.20%		1.20%		1.81%
After fee waivers	1.28	% *	1.59%		1.21%		1.28%		1.26%		2.02%
Portfolio turnover rate	17.63	% +	7.99%		12.38%		17.85%		18.70%		10.77%

*	Annualized.

+	Not annualized.

^	Based on average shares outstanding.

#	Amount are less than $0.01.

(a)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable redemption fees. Had the Advisor not waived a portion of its fees, total returns would have been lower.

See accompanying notes to financial statements.

Al Frank Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited)

NOTE 1 - ORGANIZATION

The Al Frank Fund is a diversified series of Northern Lights Fund Trust II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The investment objective of the Al Frank Fund is long-term capital appreciation. The Al Frank Fund Investor and Advisor Classes commenced operations on January 2, 1998 and April 30, 2006, respectively.

Advisor Class Shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Advisor Class Shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investment in the Funds. The Fund may also be purchased by qualified investors directly through the Fund’s Transfer Agent. Wrap account programs established with broker-dealers or financial intermediaries may purchase Advisor Class Shares only if the program for which the shares are being acquired will not require the Fund to pay any type of distribution or administration payment to any third-party. A registered investment advisor may aggregate all client accounts investing in the Fund to meet the Advisor Class Shares investment minimum.

The Al Frank Fund acquired all the assets, subject to the liabilities of the Al Frank Dividend Value Fund pursuant to a plan of reorganization as of the close of business April 21, 2017. The net assets of $1,044,482 and $14,375,874 from Al Frank Dividend Value Fund for Investor Class and Adviser Class respectively received 44,448 and 599,725 shares of Al Frank Fund Investor Class and Adviser Class, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.	Federal Income Taxes: It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Therefore, no provision for Federal income taxes has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 – 2016, or expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Nebraska. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.	Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Al Frank Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited)(Continued)

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expenses, realized and unrealized gains and losses are incurred.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment. Dividends and distributions to shareholders are recorded on ex-dividend date.

D.	Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Fund charges a 2% redemption fee to shareholders who redeem shares held for 60 days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital. For the six months ended June 30, 2017, the Al Frank Fund assessed $54 in redemption fees.

F.	Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative size of the fund in the Trust.

G.	Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities to be remote.

NOTE 3 - SECURITIES VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such

Al Frank Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited)(Continued)

meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Al Frank Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited)(Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Fund’s assets measured at fair value:

Al Frank Fund

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$15,049,927	$—	$—	$15,049,927
Consumer Staples	3,954,425	—	—	3,954,425
Energy	5,650,501	—	—	5,650,501
Financials	16,785,087	—	—	16,785,087
Health Care	9,972,516	—	—	9,972,516
Industrials	11,549,482	—	—	11,549,482
Information Technology	15,523,817	—	—	15,523,817
Materials	3,417,047	—	—	3,417,047
Telecommunication Services	1,243,380	—	—	1,243,380
Utilities	1,151,550	—	—	1,151,550
Total Common Stocks	84,297,732	—	—	84,297,732
Warrant
Health Care Providers & Services	48	—	—	48
Total Warrant	48	—	—	48
Short-Term Investment	1,901,038	—	—	1,901,038
Total Investments	$86,198,818	$—	$—	$86,198,818

Transfers between Levels are recognized at June 30, 2017, the end of the reporting period. There were no transfers into or out of Level 1 and/or Level 2 securities during the period. There were no Level 3 securities held in the Fund during the six months ended June 30, 2017.

NOTE 4 - INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

For the six months ended June 30, 2017, AFAM Capital, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets. For the six months ended June 30, 2017, the Al Frank Fund incurred $384,830 in advisory fees.

The Fund is responsible for it’s own operating expenses. Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2018, to waive a portion of its advisory fee. For the six months ended June 30, 2017, the Advisor agreed to reduce fees payable to it by the Fund and to pay the Fund’s operating expenses to the extent necessary to limit the Al Frank Fund’s Investor Class aggregate annual operating expenses to 1.49% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.24% of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon the Board’s review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended June 30, 2017, the Advisor reduced its fees in the amount of $26,091 for the Al Frank Fund.

Al Frank Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited)(Continued)

Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Al Frank Fund
Year	Amount
2018	$68,226
2019	$94,767
2020	$26,091

Distributor – The Board has adopted the Trust’s Master Distribution Plan and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets of the Fund’s Investor Class shares. The Fund will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended June 30, 2017, the Al Frank Fund – Investor Class incurred 12b-1 fees of $91,343. The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended June 30, 2017, the Al Frank Fund – Investor Class paid the Distributor underwriting fees of $0.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the six months ended, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Fund was:

	Purchases	Sales
Al Frank Fund	$13,474,473	$21,178,740

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of portfolio distributions paid for the following years was as follows:

For the year ended December 31, 2016:

	Ordinary	Tax-Exempt	Long-Term	Return of
	Income	Income	Capital Gains	Capital	Total
Al Frank	1,150,470	$—	2,368,470	$—	3,518,940

Al Frank Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited)(Continued)

For the year ended December 31, 2015:

	Ordinary	Tax-Exempt	Long-Term	Return of
	Income	Income	Capital Gains	Capital	Total
Al Frank	$1,134,029	$—	$5,213,981	$92,297	$6,440,307

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Al Frank	$33,103	$947,981	$—	$—	$—	$25,360,145	$26,341,229

The difference between book basis and tax basis undistributed net investment income and unrealized appreciation from investments is primarily attributable to adjustments for return of capital distributions from C-Corporations.

Permanent book and tax differences, primarily attributable to the adjustments for return of capital distributions from C-Corporations and the tax treatment of foreign currency gains(losses), resulted in reclassification for the Funds for the year ended December 31, 2016 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Al Frank	$—	$(13,664)	$13,664

NOTE 7 – NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

NOTE 8 – SUBSEQUENT EVENT

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there were no impacts requiring adjustment or disclosure in the financial statements.

Al Frank Funds

EXPENSE EXAMPLES at June 30, 2017 (Unaudited)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in both the Investor Class and the Advisor Class at the beginning of the period and held for the entire period (1/1/17 – 6/30/17).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.49% and 1.24% per the operating expenses limitation agreement for the Al Frank Fund Investor Class and Advisor Class, respectively. Although the Fund does not charge a sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Gemini Fund Services, LLC, the Funds’ transfer agent. The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period **
Actual	1/1/17	6/30/17	1/1/17 - 6/30/17	1/1/17 - 6/30/17
Al Frank - Investor Class	$1,000.00	$1,061.00	$7.61	1.49%
Al Frank - Advisor Class	1,000.00	1,062.20	6.34	1.24%

Hypothetical
(5% return before expenses)
Al Frank - Investor Class	$1,000.00	$1,017.41	$7.45	1.49%
Al Frank - Advisor Class	1,000.00	1,018.65	6.21	1.24%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Semi Annualized

Al Frank Fund
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2017

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 24-25, 2016, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of an Investment Advisory Agreement between the Trust, on behalf of the Al Frank Fund and the Al Frank Dividend Value Fund, (the “Al Frank Funds”) and AFAM Capital, Inc. (“AFAM”) (the “AFAM Advisory Agreement “).

Based on their evaluation of the information provided by AFAM, in conjunction with each Al Frank Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the AFAM Advisory Agreement with respect to the Al Frank Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the AFAM Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the AFAM Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the AFAM Advisory Agreement and comparative information relating to the advisory fee and other expenses of each of the AL Frank Funds. The materials also included due diligence materials relating to AFAM (including due diligence questionnaires completed by AFAM, select financial information of AFAM, bibliographic information regarding AFAM’s key management and investment advisory personnel, and comparative fee information relating to the Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the AFAM Advisory Agreement with respect to each of the AL Frank Funds. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the AFAM Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the AFAM Advisory Agreement. In considering the renewal of the AFAM Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by AFAM related to the proposed renewal of the AFAM Advisory Agreement with respect to each of the Al Frank Funds, including AFAM’s Form ADV and related schedules, a description of the manner in which investment decisions were made and executed, a review of the professional personnel performing services for each of the Al Frank Funds, including the team of individuals that primarily monitored and executed the investment process. The Board discussed the extent of AFAM’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from the representatives of AFAM with respect to a series of important questions, including: whether AFAM was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the AFAM Funds; whether there were procedures in place to adequately allocate trades among its respective clients; and whether AFAM’s CCO would review the portfolio managers’ performance of their duties to ensure compliance under AFAM’s compliance program.

Al Frank Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

The Board also reviewed the information provided on the practices for monitoring compliance with each of the Al Frank Funds’ investment limitations. The Board then reviewed the capitalization of AFAM based on financial information provided by and representations made by AFAM and concluded that AFAM was sufficiently well-capitalized, or the adviser’s ownership had the ability to make additional contributions in order to meet its obligations to each of the Al Frank Funds. The Board concluded that AFAM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the AFAM Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by AFAM to each of the Al Frank Funds were satisfactory.

Performance: The Board discussed the reports prepared by Morningstar and reviewed the performance of each of Al Frank and Al Frank Dividend Value as compared to its peer group and Morningstar category for the one year, three year, five year and since inception periods ended September 30, 2016. The Board noted that Al Frank had outperformed its peer group yet underperformed its Morningstar category for the one year period, underperformed its peer group and Morningstar category for the three and five year periods, and underperformed the Morningstar category but outperformed its peer group for the since inception period. The Board also noted that for each of these periods the Fund, peer group and Morningstar category each trailed the Fund’s benchmarks, the S&P 500 Index and Russell 3000 Index. The Board further noted that the Fund has tended to invest in more small and micro-cap stocks as well as at times building significant stakes in non-U.S. securities than its peer group and Morningstar category, each of which had a negative impact on fund performance over the last two years. The Board noted that the Fund had a higher exposure to non-U.S. equities and small and micro-cap securities over the last three years as compared to its peer group and Morningstar category which contributed to the Fund’s underperformance versus its peer group. The Board reviewed the performance of Al Frank Dividend Value noting that the Fund underperformed its Morningstar category, peer group and benchmark for the three, five and since inception periods yet performed in line with its peer group but underperformed its Morningstar category for the one year period ended September 30, 2016. The Board noted the Fund’s exposure to non-US equities and also higher than typical allocations to small- and micro-cap securities over the last three years, a time when domestic large caps, the dominant holdings in peer group and Morningstar category funds and indexes, outperformed other equity asset classes. The Board further noted that performance was hurt by poor stock selection within certain sectors.

After further discussion, the Board concluded that they would continue to monitor the performance of each of the Al Frank Funds.

Fees and Expenses. As to the costs of the services provided by AFAM, the Board discussed the comparison of advisory fees and total operating expenses as compared to a peer group and its Morningstar category as presented in the Morningstar Reports.

The Board also reviewed each Al Frank Funds net expenses as compared to its peer group and Morningstar category noting each Al Frank Fund’s higher advisory fees as compared to its peer group and Morningstar category. The Board also noted that each of the Al Frank Funds fares unfavorably against its peer group and Morningstar category, however, the peer group and Morningstar category included many funds that are much larger than the respective Al Frank Fund and that each of the Al Frank Funds is not benefiting from economies of scale like some of their peers.

The Board reviewed the contractual arrangements for each of the Al Frank Funds, which stated that AFAM had agreed to waive or limit its advisory fee and/or reimburse expenses at least until April 30, 2018, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.24%, and 1.49%, of Al Frank’s average net assets for Adviser shares and Investor shares, respectively, and 1.73%

Al Frank Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

and 1.98% of Al Frank Dividend Value’s average net assets for Adviser shares and Investor shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that, based on AFAM’s experience, expertise and services to be provided to each of the Al Frank Funds, the advisory fee charged by AFAM for each of the Al Frank Funds were reasonable and generally in line with some of the funds in their peer groups and Morningstar categories that are of similar size.

Profitability. The Board also considered the level of profits that could be expected to accrue to AFAM with respect to each of the Al Frank Funds based on profitability reports and analyses reviewed by the Board and the selected financial information of AFAM provided by AFAM. After review and discussion, including discussion regarding distribution expenses, the Board concluded that the anticipated profit from AFAM’s relationship with each Al Frank Fund was not excessive.

Economies of Scale. As to the extent to which each of the Al Frank Funds would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of the Al Frank Funds, AFAM’s expectations for growth of the Al Frank Funds, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the AFAM Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from AFAM as the Trustees believed to be reasonably necessary to evaluate the terms of the AFAM Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the AFAM Advisory Agreement, (a) the terms of the AFAM Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the AFAM Advisory Agreement is in the best interests of each AL Frank Fund and its shareholders. In considering the renewal of the AFAM Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the AFAM Advisory Agreement was in the best interest of each Al Frank Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the AFAM Advisory Agreement.

Al Frank Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2017

The Board of Trustees of Northern Lights Fund Trust II (the “Trust”) held a Special Meeting of the Shareholders of the Al Frank Dividend Value Fund (the “Fund”), a series of the Trust, on April 20, 2017, for the purpose of approving an Agreement and Plan of Reorganization.

At the close of business February 14, 2017, the record date for the Special Meeting of Shareholders, there were outstanding 1,161,471.473 shares of beneficial interest of the Fund. Accordingly, shares represented in person and by proxy at the Special Meeting equaled 52.99% of the outstanding shares of the Fund. Therefore, a quorum was present for the Fund.

With respect to approval of a proposed amended and restated Investment Advisory Agreement the following votes were cast:

For Approval: 562,498 shares voted
Against Approval: 1,984 shares voted
Abstained: 51,027 shares voted

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

Advisor
AFAM Capital, Inc.
12117 FM 2244, Bldg. 3, #170
Austin, TX 78738
alfrankfunds.com

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

Transfer Agent
Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-263-6443 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-263-6443.

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus. Statements and other information herein are dated and are subject to change.

If you have any questions or need help with your account, call our customer service team at:

888.263.6443

The Al Frank Funds web site contains resources for both current and potential shareholders, including:

●	Performance through the most recent quarter and month-end

●	Applications, including new account forms, IRA and IRA transfer forms

●	Electronic copies of the Prospectus, Annual Report and Semi-Annual Report

All of this information and more is available at:

alfrankfunds.com

Must be preceded or accompanied by a prospectus. Please refer to the prospectus for important information about the investment company, including investment objectives, risks, charges and expenses.

Small company investing involves greater volatility, limited liquidity and other risks.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/8/17

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 9/8/17